Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of fair values determined by level 3 inputs

At March 31, 2023:		Total	Level 1	Level 2	Level 3
	Convertible debt features	$ 12,189	$ -	$ -	$ 12,189

At June 30, 2022:		Total	Level 1	Level 2	Level 3
	Convertible debt features	$ -	$ -	$ -	$ -

At June 30 , 2022
	Total	Level 1	Level 2	Level 3
Original issue discount, convertible debt	$ -	$ -	$ -	$ -

At June 30, 2021
	Total	Level 1	Level 2	Level 3
Original issue discount, convertible debt	$ 1,842,000	$ -	$ -	$ 1,842,000

Schedule of derivative liability valued using monte carlo pricing model

At March 31, 2023
Risk-free interest rate:	0.17%
Expected dividend yield:	0.00%
Expected stock price volatility:	295.00%
Expected option life in years:	.90 year

At June 30, 2022
Risk-free interest rate:	0.00%
Expected dividend yield:	0.00%
Expected stock price volatility:	0.00%
Expected option life in years:	0 years

Schedule of reconciliation of changes in fair value of convertible debt

Balance at June 30, 2022	$-
Realized	-
Unrealized	12,189
Balance at March 31, 2023	$12,189

Balance at July 1, 2021	$1,842,000
Realized	(1,842,000)
Unrealized	-
Balance at June 30, 2022	$-